UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D/A

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

               For the monthly distribution period from
                 October 1, 2007 to October 31, 2007

        Commission File Number of issuing entity:  333-140726-18

             Residential Asset Securitizaton Trust 2007-R1
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-140726

                          IndyMac MBS, Inc.
         (Exact name of depositor as specified in its Charter)

                      HSBC Securities (USA) Inc.
          (Exact name of sponsor as specified in its Charter)

                              Delaware
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                             26-0781156
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)

                               92705
                             (Zip Code)

   Registrant's Telephone Number, Including Area Code:  (626) 535-5555

                                  NONE
     (Former name or former address, if changed since last report)

                Registered / reporting pursuant to (check one)
                Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
Title of Class                                             (if Section 12(b))
Class A-1       [ ]             [ ]             [X]        Not Applicable
Class A-2       [ ]             [ ]             [X]        Not Applicable
Class A-3       [ ]             [ ]             [X]        Not Applicable
Class A-R       [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]

PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On November 26, 2007 a distribution was made to holders of Residential Asset Securitizaton Trust 2007-R1, Mortgage Pass-Through Certificates Series 2007-R1

PART II  OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         Residential Asset Securitization Trust 2007-A2.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

             (i) Statement to Certificateholders on November 26, 2007 is filed as Exhibit 99.1 hereto.

             (ii) Statement to Certificateholders of Residential Asset Securitization Trust 2007-A2 (the significant obligor) on December 4, 2007 is filed as Exhibit 99.2 hereto.

         (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above in the Exhibit Index that immediately follows the signature page hereof.

                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           IndyMac MBS, Inc.
                                           (Depositor)

                                           /s/ Chris Hurley
                                           Name:  Chris Hurley
                                           Title: FVP of Secondary Marketing

     Date:  March 28, 2008

Exhibit Number        Description

99.1 Monthly report distributed to holders of the Residential Asset Securitization Trust 2007-R1, Mortgage Pass-Through Certificates Series 2007-R1

99.2 Monthly report distributed to holders of the Residential Asset Securitization Trust 2007-A2, Mortgage Pass-Through Certificates Series 2007-B